CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 10,497,570	$ 13,215,729	$ 3,502,288
Accounts receivable, net	375,154	176,565	88,064
Inventories	3,332,390	1,319,960	279,337
Operating lease right of use assets	2,682,858	650,665	443,693
Other current assets	3,567,329	2,609,936	1,269,267
Deferred VAT	3,134,708	2,431,342	891,875
Other	432,621	178,594	377,392
Total Current Assets	20,455,301	17,972,855	5,582,649
Non-current assets:
Property, equipment and deposits, net	19,422,884	20,362,111	7,644,711
- Property, equipment, net	19,327,658	13,626,562	3,696,877
- Vehicle deposits	95,226	6,735,549	3,947,834
Operating lease right of use assets	840,617	619,774	393,913
Intangible assets	159,577	33,323	19,871
Total non-current assets	20,423,078	21,015,208	8,058,495
Total Assets	40,878,379	38,988,063	13,641,144
Current liabilities
Short-term financial liabilities, net	7,293,982	5,643,514	8,604,359
Accounts payable	3,573,784	2,033,640	816,968
Operating lease liabilities	2,152,677	650,665	443,693
Deferred revenue	1,328,405	712,702	41,765
Income taxes payable		587,761
Accrued expenses and other current liabilities	1,517,969	790,055	639,104
Total Current Liabilities	15,866,817	10,418,337	10,545,889
Non-current liabilities:
Long-term financial liabilities, net	16,380,172	7,412,607
Operating lease liabilities	674,496	619,774	393,913
Other non-current liabilities	357,226	17,977	15,566
Total non-current liabilities	17,411,894	8,050,358	409,479
Total Liabilities	33,278,711	18,468,695	10,955,368
Stockholders' equity
Common stock	90	90	90
Additional paid in capital	3,058,710	1,395,827	181,191
Accumulated other comprehensive loss	7,557,999	7,221,294	(246,203)
Accumulated deficit	(39,182,591)	(24,936,713)	(10,464,219)
Total stockholders' equity	7,599,668	20,519,368	2,685,776
Total Liabilities, Class A ordinary shares subject to possible redemption and Stockholders' Deficit	40,878,379	38,988,063	13,641,144
Series A Preferred stock
Stockholders' equity
Preferred stock	12,722,511	12,722,511	$ 12,722,511
Series B Preferred stock
Stockholders' equity
Preferred stock	$ 38,558,947	$ 38,558,947